Critical Accounting Estimates and Judgments	12 Months Ended
Jun. 30, 2026
Critical Accounting Estimates and Judgments [Abstract]
Critical Accounting Estimates and Judgments
3.	Critical Accounting Estimates and Judgments

The preparation of consolidated financial statements in compliance with adopted IFRS Accounting Standards requires the use of certain critical accounting estimates. It also requires Company management to exercise judgment in applying the Company’s accounting policies. The areas where significant judgments and estimates have been made in preparing the consolidated financial statements and their effects are disclosed below.

The directors make estimates and judgements during the preparation of these consolidated financial statements regarding assumptions about current and future events affecting transactions and balances. These estimates and judgements are based on the best information available at the time of preparing the financial statements, however as additional information is known then the actual results may differ from the estimates. The significant estimates and judgements made have been described below.

Key estimates — classification and measurement of discontinued operations and assets held for sale

The classification of the Australian Oilseeds Business as assets held for sale and discontinued operations requires significant judgment in determining whether the held-for-sale criteria under IFRS 5 were satisfied as of June 30, 2026. Management evaluated the facts and circumstances existing at the reporting date including: (i) the Board of Directors’ formal commitment to a plan to dispose of the business initiated on June 22, 2026; (ii) an active program to locate a buyer and conclude the divestiture, which had reached an advanced stage of definitive negotiation as of June 30, 2026; and (iii) the high probability that the transaction would complete within one year from the classification date. Accordingly, management concluded that the disposal group met the criteria for classification as held for sale under IFRS 5 as of June 30, 2026. The transaction was subsequently completed on July 27, 2026 pursuant to a definitive Share Purchase Agreement.

Key estimates — provisions

As described in the accounting policies, provisions are measured at management’s best estimate of the expenditure required to settle the obligation at the end of the reporting period. These estimates are made taking into account a range of possible outcomes and will vary as further information is obtained.

Key estimates — expected credit losses

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Company is exposed to credit risk from its operating activities (primarily trade receivables) and from its financing activities, including deposits with banks and financial institutions, foreign exchange transactions and other financial instruments. In assessing the expected credit losses, the Company takes in account recent sales experience and historical collection rates.

Key estimates — inventory

Historically, and in respect of the disposal group, each item on inventory is reviewed on an annual basis to determine whether it is being carried at higher than its net realizable value. During the year, management conducts routine evaluations of its inventories to ensure that the carrying value of inventories does not exceed net realizable value (“NRV”). NRV is based on the estimated selling price of inventories less, estimated costs of completion and costs necessary to make the sale. If the carrying value of inventories exceeds NRV, the surplus is recognized within Cost of sales, writing down the value of inventories to establish a new cost basis. Management conducts routine analyses to determine if estimates (e.g., estimated selling prices and estimated costs) used in the NRV calculation require changes and if additional impairment adjustments to inventories are required.

Key estimates - impairment of non-financial assets

The Company assesses impairment of all assets (including intangible assets) at each reporting date by evaluating conditions specific to the Company and to the particular asset that may lead to impairment. These include product, technology, economic and political environments and future product expectations. If an impairment trigger exists the recoverable amount of the asset is determined. The recoverable amounts of cash-generating units and non-financial assets are determined based on the higher of value in use and fair value less costs of disposal. For the legacy operations, the recoverable amount was determined based on fair value less costs of disposal by reference to the agreed transaction terms, resulting in the full impairment of legacy goodwill (refer to Note 4 and Note 10). For continuing operations, the recoverable amounts of acquired technology and internally developed software were evaluated based on acquisition-date fair values, projected operational cash flows, and commercial contract milestones, with no impairment identified as of June 30, 2026 (refer to Note 5 and Note 10).

Key estimates - fair value of derivative financial instruments

The fair values of derivative financial instruments that are not quoted in active markets are determined by using valuation techniques. Valuation techniques used include discounted cash flows analysis and models with built-in functions available in externally acquired financial analysis or risk management systems widely used by the industry such as option pricing models. To the extent practical, the models use observable data. In addition, valuation adjustments may be adopted if factors such as credit risk are not considered in the valuation models. Management judgement and estimates are required for the selection of appropriate valuation parameters, assumptions and modelling techniques.